Annual Fund Operating Expenses	0 Months Ended
	Jul. 01, 2013
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A
Operating Expenses:
Management fee	0.80%	[1]
Distribution and service (12b-1) fees	0.30%
Other expenses	0.32%
Total annual fund operating expenses	1.42%
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.42%
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class B
Operating Expenses:
Management fee	0.80%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses	0.48%
Total annual fund operating expenses	2.28%
Contractual expense reimbursement	(0.16%)	[2]
Total annual fund operating expenses after expense reimbursements	2.12%
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class C
Operating Expenses:
Management fee	0.80%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses	0.34%
Total annual fund operating expenses	2.14%
Contractual expense reimbursement	(0.02%)	[2]
Total annual fund operating expenses after expense reimbursements	2.12%
(Prospectus - Class I) | (Global Shareholder Yield Fund) | Class I
Operating Expenses:
Management fee	0.80%	[1]
Other expenses	0.24%
Total annual fund operating expenses	1.04%
(Prospectus - Class R6) | (Global Shareholder Yield Fund) | Class R6
Operating Expenses:
Management fee	0.80%	[1]
Other expenses	9.57%
Total annual fund operating expenses	10.37%
Contractual expense reimbursement	(9.40%)	[3]
Total annual fund operating expenses after expense reimbursements	0.97%
(Prospectus - Class R2) | (Global Shareholder Yield Fund) | Class R2
Operating Expenses:
Management fee	0.80%	[4]
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%	[4]
Other expenses	18.36%
Total annual fund operating expenses	19.66%
Contractual expense reimbursement	(18.19%)	[5]
Total annual fund operating expenses after expense reimbursements	1.47%
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class A
Operating Expenses:
Management fee	0.08%
Distribution and service (12b-1) fees	0.30%
Other expenses	1.12%
Acquired fund fees and expenses	0.99%	[6]
Total annual fund operating expenses	2.49%
Contractual expense reimbursement	(0.87%)	[7]
Total annual fund operating expenses after expense reimbursements	1.62%
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class B
Operating Expenses:
Management fee	0.08%
Distribution and service (12b-1) fees	1.00%
Other expenses	1.56%
Acquired fund fees and expenses	0.99%	[6]
Total annual fund operating expenses	3.63%
Contractual expense reimbursement	(1.31%)	[7]
Total annual fund operating expenses after expense reimbursements	2.32%
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class C
Operating Expenses:
Management fee	0.08%
Distribution and service (12b-1) fees	1.00%
Other expenses	1.20%
Acquired fund fees and expenses	0.99%	[6]
Total annual fund operating expenses	3.27%
Contractual expense reimbursement	(0.95%)	[7]
Total annual fund operating expenses after expense reimbursements	2.32%
(Prospectus - Class I) | (International Allocation Portfolio) | Class I
Operating Expenses:
Management fee	0.08%
Other expenses	4.60%
Acquired fund fees and expenses	0.99%	[6]
Total annual fund operating expenses	5.67%
Contractual expense reimbursement	(4.41%)	[8]
Total annual fund operating expenses after expense reimbursements	1.26%
(Prospectus - Classes A, B and C) | (International Core Fund) | Class A
Operating Expenses:
Management fee	0.89%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.39%
Total annual fund operating expenses	1.58%
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.58%
(Prospectus - Classes A, B and C) | (International Core Fund) | Class B
Operating Expenses:
Management fee	0.89%
Distribution and service (12b-1) fees	1.00%
Other expenses	1.05%
Total annual fund operating expenses	2.94%
Contractual expense reimbursement	(0.64%)	[9]
Total annual fund operating expenses after expense reimbursements	2.30%
(Prospectus - Classes A, B and C) | (International Core Fund) | Class C
Operating Expenses:
Management fee	0.89%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.88%
Total annual fund operating expenses	2.77%
Contractual expense reimbursement	(0.47%)	[9]
Total annual fund operating expenses after expense reimbursements	2.30%
(Prospectus - Class I) | (International Core Fund) | Class I
Operating Expenses:
Management fee	0.89%
Other expenses	0.28%
Total annual fund operating expenses	1.17%
(Prospectus - Class R6) | (International Core Fund) | Class R6
Operating Expenses:
Management fee	0.89%
Other expenses	21.08%
Total annual fund operating expenses	21.97%
Contractual expense reimbursement	(20.85%)	[10]
Total annual fund operating expenses after expense reimbursements	1.12%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R1
Operating Expenses:
Management fee	0.89%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%	[4]
Other expenses	5.75%
Total annual fund operating expenses	7.39%
Contractual expense reimbursement	(5.49%)	[11]
Total annual fund operating expenses after expense reimbursements	1.90%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R2
Operating Expenses:
Management fee	0.89%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%	[4]
Other expenses	19.56%
Total annual fund operating expenses	20.95%
Contractual expense reimbursement	(19.30%)	[11]
Total annual fund operating expenses after expense reimbursements	1.65%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R3
Operating Expenses:
Management fee	0.89%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%	[4]
Other expenses	45.96%
Total annual fund operating expenses	47.50%
Contractual expense reimbursement	(45.70%)	[11]
Total annual fund operating expenses after expense reimbursements	1.80%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R4
Operating Expenses:
Management fee	0.89%
Distribution and service (12b-1) fees	0.15%	[12]
Service plan fee	0.10%	[4]
Other expenses	41.29%
Total annual fund operating expenses	42.43%
Contractual expense reimbursement	(41.03%)	[11]
Total annual fund operating expenses after expense reimbursements	1.40%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R5
Operating Expenses:
Management fee	0.89%
Distribution and service (12b-1) fees	none
Service plan fee	0.05%	[4]
Other expenses	20.22%
Total annual fund operating expenses	21.16%
Contractual expense reimbursement	(19.96%)	[11]
Total annual fund operating expenses after expense reimbursements	1.20%
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class A
Operating Expenses:
Management fee	0.91%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.47%
Total annual fund operating expenses	1.68%
Contractual expense reimbursement	(0.08%)	[13]
Total annual fund operating expenses after expense reimbursements	1.60%
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class B
Operating Expenses:
Management fee	0.91%
Distribution and service (12b-1) fees	1.00%
Other expenses	2.01%
Total annual fund operating expenses	3.92%
Contractual expense reimbursement	(1.62%)	[13]
Total annual fund operating expenses after expense reimbursements	2.30%
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class C
Operating Expenses:
Management fee	0.91%
Distribution and service (12b-1) fees	1.00%
Other expenses	1.41%
Total annual fund operating expenses	3.32%
Contractual expense reimbursement	(1.02%)	[13]
Total annual fund operating expenses after expense reimbursements	2.30%
(Prospectus - Class I) | (International Growth Fund) | Class I
Operating Expenses:
Management fee	0.91%
Other expenses	0.36%
Total annual fund operating expenses	1.27%
Contractual expense reimbursement	(0.03%)	[14]
Total annual fund operating expenses after expense reimbursements	1.24%
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class A
Operating Expenses:
Management fee	0.65%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.40%
Total annual fund operating expenses	1.30%
Contractual expense reimbursement	(0.12%)	[15]
Total annual fund operating expenses after expense reimbursements	1.18%
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class C
Operating Expenses:
Management fee	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.47%	[16]
Total annual fund operating expenses	2.12%
Contractual expense reimbursement	(0.19%)	[15]
Total annual fund operating expenses after expense reimbursements	1.93%
(Prospectus - Class I) | (Core High Yield Fund) | Class I
Operating Expenses:
Management fee	0.65%
Other expenses	0.42%
Total annual fund operating expenses	1.07%
Contractual expense reimbursement	(0.20%)	[17]
Total annual fund operating expenses after expense reimbursements	0.87%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class A
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.25%
Total annual fund operating expenses	1.20%
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.20%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class B
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.38%
Total annual fund operating expenses	2.08%
Contractual expense reimbursement	(0.03%)	[18]
Total annual fund operating expenses after expense reimbursements	2.05%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class C
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.28%
Total annual fund operating expenses	1.98%
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.98%
(Prospectus - Class I) | (Disciplined Value Fund) | Class I
Operating Expenses:
Management fee	0.70%
Other expenses	0.17%
Total annual fund operating expenses	0.87%
(Prospectus - Class I2) | (Disciplined Value Fund) | Class I2
Operating Expenses:
Management fee	0.70%
Other expenses	0.22%
Total annual fund operating expenses	0.92%
Contractual expense reimbursement	(0.07%)
Total annual fund operating expenses after expense reimbursements	0.85%
(Prospectus - Class R6) | (Disciplined Value Fund) | Class R6
Operating Expenses:
Management fee	0.70%
Other expenses	0.12%
Total annual fund operating expenses	0.82%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R1
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%	[4]
Other expenses	0.41%
Total annual fund operating expenses	1.86%
Contractual expense reimbursement	(0.29%)	[19]
Total annual fund operating expenses after expense reimbursements	1.57%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R2
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%	[4]
Other expenses	2.07%
Total annual fund operating expenses	3.27%
Contractual expense reimbursement	(1.95%)	[19]
Total annual fund operating expenses after expense reimbursements	1.32%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R3
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%	[4]
Other expenses	1.04%
Total annual fund operating expenses	2.39%
Contractual expense reimbursement	(0.92%)	[19]
Total annual fund operating expenses after expense reimbursements	1.47%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R4
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	0.15%	[12]
Service plan fee	0.10%	[4]
Other expenses	0.60%
Total annual fund operating expenses	1.55%
Contractual expense reimbursement	(0.48%)	[19]
Total annual fund operating expenses after expense reimbursements	1.07%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R5
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	none
Service plan fee	0.05%	[4]
Other expenses	0.08%
Total annual fund operating expenses	0.83%
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	0.83%
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A
Operating Expenses:
Management fee	0.76%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.26%
Total annual fund operating expenses	1.27%
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class C
Operating Expenses:
Management fee	0.76%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.32%
Total annual fund operating expenses	2.08%
(Prospectus - Class I) | (Disciplined Value Mid Cap Fund) | Class I
Operating Expenses:
Management fee	0.76%
Other expenses	0.17%
Total annual fund operating expenses	0.93%
(Prospectus - Class R6) | (Disciplined Value Mid Cap Fund) | Class R6
Operating Expenses:
Management fee	0.76%
Other expenses	0.13%
Total annual fund operating expenses	0.89%
(Prospectus - Class ADV) | (Disciplined Value Mid Cap Fund) | Class ADV
Operating Expenses:
Management fee	0.76%
Distribution and service (12b-1) fees	0.25%
Other expenses	2.73%
Total annual fund operating expenses	3.74%
Contractual expense reimbursement	(2.49%)	[20]
Total annual fund operating expenses after expense reimbursements	1.25%
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R2
Operating Expenses:
Management fee	0.76%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%
Other expenses	1.10%
Total annual fund operating expenses	2.36%
Contractual expense reimbursement	(0.96%)	[21]
Total annual fund operating expenses after expense reimbursements	1.40%
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R4
Operating Expenses:
Management fee	0.76%
Distribution and service (12b-1) fees	0.15%	[12]
Service plan fee	0.10%
Other expenses	0.17%	[22]
Total annual fund operating expenses	1.18%
Contractual expense reimbursement	(0.03%)	[21]
Total annual fund operating expenses after expense reimbursements	1.15%
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1
Operating Expenses:
Management fee	0.76%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%
Other expenses	15.11%	[23]
Total annual fund operating expenses	16.62%
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R3
Operating Expenses:
Management fee	0.76%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%
Other expenses	15.11%	[23]
Total annual fund operating expenses	16.52%
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R5
Operating Expenses:
Management fee	0.76%
Distribution and service (12b-1) fees	none
Service plan fee	0.05%
Other expenses	15.11%	[23]
Total annual fund operating expenses	15.92%
(Prospectus - Class A) | (International Value Equity Fund) | Class A
Operating Expenses:
Management fee	0.88%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.86%
Total annual fund operating expenses	1.99%
Contractual expense reimbursement	(0.39%)	[24]
Total annual fund operating expenses after expense reimbursements	1.60%
(Prospectus - Class I) | (International Value Equity Fund) | Class I
Operating Expenses:
Management fee	0.88%
Other expenses	1.20%
Total annual fund operating expenses	2.08%
Contractual expense reimbursement	(0.79%)	[25]
Total annual fund operating expenses after expense reimbursements	1.29%
(Prospectus - Class R6) | (International Value Equity Fund) | Class R6
Operating Expenses:
Management fee	0.88%
Other expenses	0.32%	[26]
Total annual fund operating expenses	1.20%
Contractual expense reimbursement	(0.10%)	[27]
Total annual fund operating expenses after expense reimbursements	1.10%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R2
Operating Expenses:
Management fee	0.88%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%
Other expenses	0.32%	[28]
Total annual fund operating expenses	1.70%
Contractual expense reimbursement	(0.02%)	[29]
Total annual fund operating expenses after expense reimbursements	1.68%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R4
Operating Expenses:
Management fee	0.88%
Distribution and service (12b-1) fees	0.15%	[30]
Service plan fee	0.10%
Other expenses	0.32%	[28]
Total annual fund operating expenses	1.45%
Contractual expense reimbursement	(0.02%)	[29]
Total annual fund operating expenses after expense reimbursements	1.43%
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class A
Operating Expenses:
Management fee	0.75%
Distribution and service (12b-1) fees	0.30%
Other expenses	5.55%	[31]
Total annual fund operating expenses	6.60%
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class B
Operating Expenses:
Management fee	0.75%
Distribution and service (12b-1) fees	1.00%
Other expenses	5.55%	[31]
Total annual fund operating expenses	7.30%
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class C
Operating Expenses:
Management fee	0.75%
Distribution and service (12b-1) fees	1.00%
Other expenses	5.55%	[31]
Total annual fund operating expenses	7.30%
(Prospectus - Class I) | (Leveraged Companies Fund) | Class I
Operating Expenses:
Management fee	0.75%
Other expenses	5.53%	[31]
Total annual fund operating expenses	6.28%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class A
Operating Expenses:
Management fee	0.73%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.27%
Total annual fund operating expenses	1.25%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class B
Operating Expenses:
Management fee	0.73%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.33%
Total annual fund operating expenses	2.06%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class C
Operating Expenses:
Management fee	0.73%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.34%
Total annual fund operating expenses	2.07%
(Prospectus - Class I) | (Rainier Growth Fund) | Class I
Operating Expenses:
Management fee	0.73%
Other expenses	0.18%
Total annual fund operating expenses	0.91%
(Prospectus - Class R6) | (Rainier Growth Fund) | Class R6
Operating Expenses:
Management fee	0.73%
Other expenses	0.60%
Total annual fund operating expenses	1.33%
Contractual expense reimbursement	(0.47%)	[32]
Total annual fund operating expenses after expense reimbursements	0.86%
(Prospectus - Class ADV) | (Rainier Growth Fund) | Class ADV
Operating Expenses:
Management fee	0.73%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.35%
Total annual fund operating expenses	1.33%
Contractual expense reimbursement	(0.19%)	[33]
Total annual fund operating expenses after expense reimbursements	1.14%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R1
Operating Expenses:
Management fee	0.73%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%	[4]
Other expenses	4.49%
Total annual fund operating expenses	5.97%
Contractual expense reimbursement	(4.27%)	[34]
Total annual fund operating expenses after expense reimbursements	1.70%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R2
Operating Expenses:
Management fee	0.73%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%	[4]
Other expenses	19.43%
Total annual fund operating expenses	20.66%
Contractual expense reimbursement	(19.21%)	[34]
Total annual fund operating expenses after expense reimbursements	1.45%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R3
Operating Expenses:
Management fee	0.73%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%	[4]
Other expenses	13.79%
Total annual fund operating expenses	15.17%
Contractual expense reimbursement	(13.57%)	[34]
Total annual fund operating expenses after expense reimbursements	1.60%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R4
Operating Expenses:
Management fee	0.73%
Distribution and service (12b-1) fees	0.15%	[35]
Service plan fee	0.10%	[4]
Other expenses	13.57%
Total annual fund operating expenses	14.55%
Contractual expense reimbursement	(13.35%)	[34]
Total annual fund operating expenses after expense reimbursements	1.20%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R5
Operating Expenses:
Management fee	0.73%
Distribution and service (12b-1) fees	none
Service plan fee	0.05%	[4]
Other expenses	13.43%
Total annual fund operating expenses	14.21%
Contractual expense reimbursement	(13.21%)	[34]
Total annual fund operating expenses after expense reimbursements	1.00%
(Prospectus - Class T) | (Rainier Growth Fund) | Class T
Operating Expenses:
Management fee	0.73%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.30%
Total annual fund operating expenses	1.33%
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class A
Operating Expenses:
Management fee	0.90%
Distribution and service (12b-1) fees	0.30%
Other expenses	2.34%
Total annual fund operating expenses	3.54%
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class C
Operating Expenses:
Management fee	0.90%
Distribution and service (12b-1) fees	1.00%
Other expenses	2.34%
Total annual fund operating expenses	4.24%
(Prospectus - Class I) | (Small Cap Opportunities Fund) | Class I
Operating Expenses:
Management fee	0.90%
Other expenses	2.26%
Total annual fund operating expenses	3.16%
(Prospectus - Class A) | (Small Company Fund) | Class A
Operating Expenses:
Management fee	0.90%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.34%
Total annual fund operating expenses	1.54%
Contractual expense reimbursement	(0.04%)	[36]
Total annual fund operating expenses after expense reimbursements	1.50%
(Prospectus - Class I) | (Small Company Fund) | Class I
Operating Expenses:
Management fee	0.90%
Other expenses	0.28%
Total annual fund operating expenses	1.18%
Contractual expense reimbursement	(0.04%)	[37]
Total annual fund operating expenses after expense reimbursements	1.14%
(Prospectus - Class R6) | (Small Company Fund) | Class R6
Operating Expenses:
Management fee	0.90%
Other expenses	17.73%
Total annual fund operating expenses	18.63%
Contractual expense reimbursement	(17.59%)	[38]
Total annual fund operating expenses after expense reimbursements	1.04%
(Prospectus - Class ADV) | (Small Company Fund) | Class ADV
Operating Expenses:
Management fee	0.90%
Distribution and service (12b-1) fees	0.25%
Other expenses	3.76%
Total annual fund operating expenses	4.91%
Contractual expense reimbursement	(3.57%)	[39]
Total annual fund operating expenses after expense reimbursements	1.34%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R1
Operating Expenses:
Management fee	0.90%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%	[4]
Other expenses	2.80%
Total annual fund operating expenses	4.45%
Contractual expense reimbursement	(2.65%)	[40]
Total annual fund operating expenses after expense reimbursements	1.80%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R2
Operating Expenses:
Management fee	0.90%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%	[4]
Other expenses	19.07%
Total annual fund operating expenses	20.47%
Contractual expense reimbursement	(18.92%)	[40]
Total annual fund operating expenses after expense reimbursements	1.55%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R3
Operating Expenses:
Management fee	0.90%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%
Other expenses	3.60%
Total annual fund operating expenses	5.15%
Contractual expense reimbursement	(3.45%)	[40]
Total annual fund operating expenses after expense reimbursements	1.70%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R4
Operating Expenses:
Management fee	0.90%
Distribution and service (12b-1) fees	0.15%	[12]
Service plan fee	0.10%	[4]
Other expenses	17.61%
Total annual fund operating expenses	18.76%
Contractual expense reimbursement	(17.46%)	[40]
Total annual fund operating expenses after expense reimbursements	1.30%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R5
Operating Expenses:
Management fee	0.90%
Distribution and service (12b-1) fees	none
Service plan fee	0.05%	[4]
Other expenses	6.86%
Total annual fund operating expenses	7.81%
Contractual expense reimbursement	(6.71%)	[40]
Total annual fund operating expenses after expense reimbursements	1.10%
(Prospectus - Class A) | (Strategic Growth Fund) | Class A
Operating Expenses:
Management fee	0.71%
Distribution and service (12b-1) fees	0.30%
Other expenses	1.00%
Total annual fund operating expenses	2.01%
Contractual expense reimbursement	(0.71%)	[41]
Total annual fund operating expenses after expense reimbursements	1.30%
(Prospectus - Class I) | (Strategic Growth Fund) | Class I
Operating Expenses:
Management fee	0.71%
Other expenses	5.17%
Total annual fund operating expenses	5.88%
Contractual expense reimbursement	(4.94%)	[42]
Total annual fund operating expenses after expense reimbursements	0.94%
(Prospectus - Class NAV) | (International Core Fund) | Class NAV
Operating Expenses:
Management fee	0.89%
Other expenses	0.14%
Total annual fund operating expenses	1.03%
(Prospectus - Class NAV) | (International Value Equity Fund) | Class NAV
Operating Expenses:
Management fee	0.88%
Other expenses	0.20%
Total annual fund operating expenses	1.08%
(Prospectus - Class NAV) | (Small Company Fund) | Class NAV
Operating Expenses:
Management fee	0.90%
Other expenses	0.12%	[43]
Total annual fund operating expenses	1.02%
(Prospectus - Class NAV) | (Core High Yield Fund) | Class NAV
Operating Expenses:
Management fee	0.65%
Other expenses	0.18%	[43]
Total annual fund operating expenses	0.83%
(Prospectus - Class NAV) | (Disciplined Value Fund) | Class NAV
Operating Expenses:
Management fee	0.70%
Other expenses	0.04%
Total annual fund operating expenses	0.74%
(Prospectus - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV
Operating Expenses:
Management fee	0.76%
Other expenses	0.05%	[43]
Total annual fund operating expenses	0.81%
(Prospectus - Class NAV) | (Rainier Growth Fund) | Class NAV
Operating Expenses:
Management fee	0.73%
Other expenses	0.06%
Total annual fund operating expenses	0.79%
(Prospectus - Class NAV) | (Strategic Growth Fund) | Class NAV
Operating Expenses:
Management fee	0.71%
Other expenses	0.07%
Total annual fund operating expenses	0.78%
(Prospectus - Class NAV) | (Global Shareholder Yield Fund) | Class NAV
Operating Expenses:
Management fee	0.81%
Other expenses	0.09%
Total annual fund operating expenses	0.90%
(Prospectus - Class 1) | (International Core Fund) | Class 1
Operating Expenses:
Management fee	0.89%
Distribution and service (12b-1) fees	0.05%
Other expenses	0.14%
Total annual fund operating expenses	1.08%
(Prospectus - Class 1) | (Disciplined Value Fund) | Class 1
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	0.05%
Other expenses	0.05%	[44]
Total annual fund operating expenses	0.80%
(Prospectus - Class 1) | (International Growth Fund) | Class 1
Operating Expenses:
Management fee	0.91%
Distribution and service (12b-1) fees	0.05%
Other expenses	0.23%
Total annual fund operating expenses	1.19%
Contractual expense reimbursement	(0.04%)	[45]
Total annual fund operating expenses after expense reimbursements	1.15%

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2012.
[2]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 2.12% and 2.12% for Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[3]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.97% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[4]	"Service plan fee" has been restated to reflect maximum allowable fees.
[5]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.47% for Class R2 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[6]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[7]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.63%, 1.33% and 1.33% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will expire on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[8]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.27% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will expire on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[9]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 2.30% and 2.30% for Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[10]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.12% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[11]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.90%, 1.65%, 1.80%, 1.40% and 1.20% for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[12]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
[13]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.60%, 2.30% and 2.30% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[14]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.24% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expies on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[15]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.18% and 1.93% for Class A and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[16]	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.
[17]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.87% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[18]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 2.05% for Class B shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[19]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.57%, 1.32% , 1.47% and 1.07% for Class R1, Class R2, Class R3 and Class R4 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[20]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.25% for Class ADV shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[21]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.40% and 1.15% for Class R2 and Class R4 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[22]	"Other expenses" have been estimated for the first year of operations of the fund's Class R4 shares.
[23]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[24]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.60% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[25]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.29% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[26]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[27]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.10% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at the time.
[28]	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 and Class R4 shares.
[29]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.68% and 1.43% for Class R2 and Class R4 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at the time.
[30]	The fund's distributor has contractually agreed to waive 0.10% of 12b-1 fees of Class R4 shares. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
[31]	"Other expenses" include 0.01% of Acquired fund fees and expenses.
[32]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.86% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[33]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.14% for Class ADV shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[34]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.70%, 1.45%, 1.60%, 1.20% and 1.00% for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[35]	The fund's distributor has contractually agreed to waive 0.10% of 12b-1 fees of Class R4 shares. The current waiver agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
[36]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.50% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[37]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.14% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[38]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.04% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[39]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.34% for Class ADV shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[40]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.80%, 1.55% , 1.70%, 1.30% and 1.10% for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[41]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.30% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[42]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.94% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[43]	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
[44]	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.
[45]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.15% for Class 1 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.